UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-8774
                                   ---------------------------------------------

                                 Fairport Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

Unified Fund Services, Inc.  431 N. Pennsylvania Street  Indianapolis, IN  46204
--------------------------------------------------------------------------------
         (Address of principal executive offices)             (Zip code)

Freddie Jacobs, Jr.
Unified Fund Services, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204
------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000

Date of fiscal year end:      10/31
                        --------------------

Date of reporting period:  1/31/05
                         -----------


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


Item 1. Schedule of Investments.

FAIRPORT GOVERNMENT SECURITIES FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)

                                                                      PRINCIPAL
FIXED INCOME SECURITIES - 97.14%                                        AMOUNT            VALUE
                                                                      -----------      -------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -  28.34%

BUSINESS CREDIT INSTITUTIONS - 2.52%
Private Export Funding Corp., 5.750%, 01/15/2008                      $ 1,000,000       $ 1,057,857
                                                                                       -------------

FEDERAL FARM CREDIT BANK - 2.47%
4.860%, 01/02/2013                                                     1,000,000          1,035,788
                                                                                       -------------

FEDERAL HOME LOAN BANK - 6.02%
3.300%, 01/07/2009                                                     1,000,000            980,784
5.200%, 05/23/2007                                                     1,000,000          1,007,433
5.500%, 08/15/2016                                                       500,000            539,062
                                                                                       -------------
                                                                                          2,527,279
                                                                                       -------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 5.05%
5.125%, 10/15/2008                                                     1,000,000          1,046,686
5.500%, 09/15/2011                                                     1,000,000          1,074,089
                                                                                       -------------
                                                                                          2,120,775
                                                                                       -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 9.77%
4.000%, 09/02/2008                                                     1,000,000          1,001,004
4.625%, 05/01/2013                                                     1,000,000          1,002,844
5.250%, 01/15/2009                                                     1,000,000          1,051,345
5.250%, 08/01/2012                                                     1,000,000          1,044,711
                                                                                       -------------
                                                                                          4,099,904
                                                                                       -------------

SOVEREIGN AGENCY - 2.51%
Tennessee Valley Authority, 5.375%, 11/13/2008                         1,000,000          1,054,736
                                                                                       -------------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $11,522,764)                              11,896,339
                                                                                       -------------

U.S. TREASURY NOTES - 68.80%
3.125%, 09/15/2008                                                     2,000,000          1,973,594
3.250%, 01/15/2009                                                     2,000,000          1,977,580
3.500%, 12/15/2011                                                     1,000,000            991,915
3.625%, 01/15/2010                                                     1,000,000            997,110
3.875%, 05/15/2009                                                     1,000,000          1,011,094
3.875%, 02/15/2013                                                     1,000,000            990,040
4.000%, 06/15/2009                                                     1,500,000          1,522,794
4.000%, 11/15/2012                                                     1,000,000          1,001,251
4.750%, 05/15/2014                                                     1,000,000          1,048,321
5.000%, 02/15/2011                                                     2,000,000          2,127,032
5.000%, 08/15/2011                                                     2,000,000          2,128,360
6.500%, 08/15/2005                                                     3,000,000          3,060,354
6.500%, 10/15/2006                                                     3,500,000          3,690,316
6.625%, 05/15/2007                                                     3,000,000          3,217,737
6.875%, 05/15/2006                                                     3,000,000          3,143,673
                                                                                       -------------
                                                                                         28,881,171
                                                                                       -------------

TOTAL U.S. TREASURY NOTES (COST $27,953,294)                                             28,881,171
                                                                                       -------------

TOTAL FIXED INCOME SECURITIES (COST $39,476,058)                                         40,777,510
                                                                                       -------------

                                                                        SHARES
                                                                      -----------
MONEY MARKET SECURITIES - 0.13%
First American Government Obligations Fund - Class S, 1.490% (a)          52,953             52,953
                                                                                       -------------

TOTAL MONEY MARKET SECURITIES (COST $52,953)                                                 52,953
                                                                                       -------------

TOTAL INVESTMENTS - 97.27%  (COST $39,529,011)                                           40,830,463
                                                                                       -------------

CASH AND OTHER ASSETS LESS LIABILITIES - 2.73%                                            1,146,776
                                                                                       -------------

TOTAL NET ASSETS - 100.00%                                                             $ 41,977,239
                                                                                       =============

(a) Variable rate security; the coupon rate shown represents the rate at January 31, 2005.

TAX RELATED
Unrealized appreciation                         $ 1,320,056
Unrealized depreciation                             (18,604)
                                             ----------------
Net unrealized appreciation                     $ 1,301,452
                                             ================

Aggregate cost of securities for income
tax purposes                                    $39,529,011
                                             ----------------

RELATED NOTES TO THE SCHEDULE OF INVESTMENTS

Security Valuation: Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when Roulston believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If Roulston decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by Roulston, subject to review of the Board of Trustees of the Trust (the "Board"). Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Repurchase Agreements: The Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by Roulston subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed-upon date and price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than the repurchase price plus accrued interest at all times. If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund was delayed pending court action. As of January 31, 2005, the Fund held no repurchase agreements.

Investment Income and Securities Transactions: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Security transactions are accounted for on the trade date. Security gains and losses are determined on the identified cost basis. Discounts and premiums on securities purchased are amortized or accreted over the life of the respective securities.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of March 15, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant      Fairport Funds
          ----------------------------------------------

By
*         /s/ Scott Roulston
--------------------------------------------------------
                Scott Roulston, President

Date            3/15/05
    ----------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
*         /s/ Scott Roulston
 ----------------------------------------------------
             Scott Roulston, President

Date            3/15/05
    -------------------------------------------------


By
*       /s/ Kenneth Coleman
 ----------------------------------------------------
             Kenneth Coleman, Treasurer

Date            3/15/05
    -------------------------------------------------